Taxation - Narrative (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Effective tax rate (as percent)		(2.20%)	452.30%	(48.70%)
Reorganization items, net		$ (1,337,000,000)	$ 0	$ 0
Loss on impairment of investments		841,000,000	895,000,000	1,285,000,000
Loss on derivative financial instruments	[1]	(11,000,000)	74,000,000	150,000,000
Loss on disposals	[1]	(245,000,000)	$ 0	$ (63,000,000)
Statutory income tax rate (in hundredths) (as a percent)			0.00%	0.00%
Unremitted earnings of subsidiaries		37,000,000	$ 34,000,000
Net operating losses carried forward		255,000,000	272,000,000
Deferred tax assets not subject to expiration		248,000,000	237,000,000
Deferred tax assets subject to expiration		7,000,000	35,000,000
Valuation allowance		230,000,000	245,000,000
Unrecognized tax benefits		55,000,000	44,000,000	$ 9,000,000	$ 9,000,000
Accrued interest and penalties		12,000,000	2,000,000
Unrecognized tax benefits, interest and penalties expensed during period		10,000,000	2,000,000	$ 0
Unrecognized tax benefits that would have a favorable impact on effective tax rate		48,000,000
Other Current Liabilities
Related Party Transaction [Line Items]
Unrecognized tax benefits		3,000,000
Other Noncurrent Liabilities
Related Party Transaction [Line Items]
Unrecognized tax benefits		45,000,000
Deferred Tax Asset Reduction
Related Party Transaction [Line Items]
Unrecognized tax benefits		19,000,000
NOL
Related Party Transaction [Line Items]
Valuation allowance		$ 216,000,000	238,000,000
Bermuda
Related Party Transaction [Line Items]
Statutory income tax rate (in hundredths) (as a percent)		0.00%
Newbuildings
Related Party Transaction [Line Items]
Impairment	[2]	$ (696,000,000)	0
Total, by property, plant, and equipment disposals | Exploration and Production Equipment
Related Party Transaction [Line Items]
Loss on disposals		(245,000,000)	$ 0
Secretariat of the Federal Revenue Bureau of Brazil
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss		161,000,000
Nigeria
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss		$ 171,000,000

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".
[2]	As part of the Chapter 11 proceedings, the Debtors negotiated and announced a global settlement with various creditors, including Samsung Heavy Industries Co., Ltd. ("Samsung") and Daewoo Shipbuilding & Marine Engineering Co., Ltd ("DSME"). The global settlement included an agreement regarding the allowed claim of the newbuild shipyards Samsung and DSME, and the Debtors’ rejection and recognized termination of the newbuild contracts for the West Dorado, West Draco, West Aquila and the West Libra. As the Plan anticipates the rejection and termination of the newbuild contracts we have recognized an impairment of the newbuild assets related to the West Dorado, West Draco, West Aquila and the West Libra, totaling $696 million, in the year ended December 31, 2017.